Property And Equipment (Summary Of Property And Equipment) (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property And Equipment [Abstract]
Unproved properties	$ 102,922	$ 116,311	$ 127,551
Accumulated impairment	(18,893)	(65)	(2,684)
Unproved properties, net	84,029	116,246	124,867
Proved oil and natural gas properties	1,814,057	1,611,249	1,345,482
Accumulated depreciation, depletion, amortization and impairment	(1,075,588)	(1,015,333)	(944,407)
Proved oil and natural gas properties, net	738,469	595,916	401,075
TOTAL OIL AND NATURAL GAS PROPERTIES, net	822,498	712,162	525,942
Land	5,339	4,730	3,868
Office furniture and equipment, vehicles	20,135	19,446	18,794
Accumulated depreciation	(15,784)	(14,445)	(11,565)
Other property and equipment, net	9,690	9,731	11,097
TOTAL PROPERTY AND EQUIPMENT, net	$ 832,188	$ 721,893	$ 537,039